Segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of operating segments data	Segment information for the years ended
31 December 2025, 2024, and 2023 are presented
below.

2025 (in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total group

Revenues third party	307	579	235	104,540	73	94	—	105,828
Revenues and other income inter-segment	33,561	4,456	4,053	288	31	33	(42,421)	—
Net income/(loss) from equity accounted investments	—	—	—	(61)	99	(19)	—	18
Other income	524	67	8	2	(10)	25	—	616

Total revenues and other income	34,392	5,102	4,296	104,769	192	132	(42,421)	106,462

Purchases [net of inventory variation]	—	(25)	—	(97,243)	(8)	(1)	42,112	(55,164)
Operating, selling, general and administrative expenses	(3,834)	(2,217)	(1,477)	(5,190)	(396)	(199)	536	(12,778)
Depreciation and amortisation	(5,697)	(1,318)	(1,705)	(919)	(47)	(151)	—	(9,838)
Net impairment (losses)/reversals	(173)	(851)	(385)	283	(1,355)	—	—	(2,481)
Exploration expenses	(567)	(222)	(60)	—	—	—	—	(849)

Total operating expenses	(10,271)	(4,633)	(3,628)	(103,069)	(1,806)	(351)	42,648	(81,109)

Net operating income/(loss)	24,121	470	668	1,700	(1,614)	(219)	227	25,352

Additions to PP&E, intangibles and equity accounted investments	7,366	8,224	1,199	1,142	2,837	124	—	20,892

Balance sheet information
Equity accounted investments	4	5,574	—	693	2,039	193	—	8,504
Non-current segment assets	32,170	13,644	11,825	3,899	4,772	881	—	67,192
Non-current assets not allocated to segments								17,092

Total non-current assets (excl. assets classified as held for sale)								92,787

2024 (in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total group

Revenues third party	239	635	263	101,208	72	86	(1)	102,502
Revenues and other income inter-segment	33,296	5,891	3,664	507	20	32	(43,409)	-
Net income/(loss) from equity accounted investments	-	13	-	(59)	100	(6)	-	49
Other income	108	804	30	136	124	21	-	1,223

Total revenues and other income	33,643	7,343	3,957	101,792	317	133	(43,410)	103,774

Purchases [net of inventory variation]	-	85	-	(92,789)	-	-	42,664	(50,040)
Operating, selling, general and administrative expenses	(3,612)	(2,123)	(1,142)	(4,919)	(687)	(44)	742	(11,786)
Depreciation and amortisation	(4,890)	(2,064)	(1,607)	(949)	(34)	(140)	-	(9,684)
Net impairment (losses)/reversals	(64)	-	-	191	(271)	(7)	-	(151)
Exploration expenses	(513)	(496)	(176)	-	-	-	-	(1,185)

Total operating expenses	(9,078)	(4,597)	(2,925)	(98,466)	(993)	(193)	43,406	(72,846)

Net operating income/(loss)	24,564	2,746	1,031	3,326	(676)	(60)	(4)	30,927

Additions to PP&E, intangibles and equity accounted investments	6,285	3,191	3,862	953	2,153	250	—	16,695

Balance sheet information
Equity accounted investments	4	-	-	768	1,530	168	2	2,471
Non-current segment assets	26,695	14,662	12,490	3,259	3,138	971	-	61,214
Non-current assets not allocated to segments								14,261

Total non-current assets (excl. assets classified as held for sale)								77,946

2023 (in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total group

Revenues third party	230	993	277	105,242	20	85	—	106,848
Revenues and other income inter-segment	37,999	6,009	4,009	633	12	33	(48,695)	—
Net income/(loss) from equity accounted investments	—	28	—	12	(33)	(8)	—	(1)
Other income	111	1	32	23	18	142	—	327

Total revenues and other income	38,340	7,032	4,319	105,908	17	253	(48,695)	107,174

Purchases [net of inventory variation]	—	(70)	—	(95,769)	—	(1)	47,665	(48,175)
Operating, selling, general and administrative expenses	(3,759)	(2,176)	(1,178)	(4,916)	(462)	(201)	893	(11,800)
Depreciation and amortisation	(4,429)	(2,123)	(1,779)	(897)	(12)	(133)	—	(9,373)
Net impairment (losses)/reversals	(588)	(310)	290	(343)	(300)	(10)	—	(1,260)
Exploration expenses	(476)	(20)	(299)	—	—	—	—	(795)

Total operating expenses	(9,253)	(4,700)	(2,966)	(101,925)	(774)	(345)	48,558	(71,404)

Net operating income/(loss)	29,087	2,332	1,353	3,984	(757)	(92)	(137)	35,770

Additions to PP&E, intangibles and equity accounted investments	5,939	4,376	1,206	844	2,007	128	—	14,500

Balance sheet information
Equity accounted investments	3	—	—	783	1,665	57	—	2,508
Non-current segment assets	28,915	17,977	11,049	3,997	1,575	1,018	—	64,530
Non-current assets not allocated to segments								14,487

Total non-current assets (excl. assets classified as held for sale)								81,525

Schedule of non-current assets by country

Non-current assets by country
	At 31 December
(in USD million)	2025	2024

Norway1)	35,932	30,017
USA	16,472	15,638
Brazil	10,234	11,487
UK2)	7,349	1,641
Angola	1,248	1,159
Poland	1,088	644
Canada	1,015	1,019
Argentina	985	822
Denmark	768	770
Germany	301	287
Other	303	202

Total non-current assets3)	75,695	63,686

1) Increase is mainly due to weakening of USD versus NOK.
2) This increase mainly relates to the Adura transaction, for more information please see note 6.
3) Excluding deferred tax assets, pension assets and non-current financial assets (non-current assets that are not allocated to segments). Non-current assets are attributed to the country of operations and do not include assets classified as held for sale.